Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

17.Intangible assets

The following is the movement of intangibles and their amortization and impairment for the years ended December 31, 2025, and 2024:

	Licenses
	and	Other	Concessions
	software	intangibles	and rights	Easements (1)	Total
Cost
Balance as of December 31, 2024	2,125	1,210	16,025	1,662	21,022
Acquisitions	210	(2)	271	23	502
Disposals	(29)	—	(15)	—	(44)
Foreign currency translation	(61)	(118)	(2,768)	(77)	(3,024)
Transfers/reclassifications	31	—	38	41	110
Balance as of December 31, 2025	2,276	1,090	13,551	1,649	18,566

Accumulated amortization and impairment losses
Balance as of December 31, 2024	(1,185)	(178)	(3,098)	(148)	(4,609)
Amortization	(288)	(15)	(634)	(8)	(945)
Impairment (loss) recovery	—	—	12	—	12
Disposals	28	—	11	—	39
Foreign currency translation	42	37	892	4	975
Transfers/reclassifications	3	—	—	—	3
Balance as of December 31, 2025	(1,400)	(156)	(2,817)	(152)	(4,525)

Net balance as of December 31, 2024	940	1,032	12,927	1,514	16,413
Net balance as of December 31, 2025	876	934	10,734	1,497	14,041
(1)

Easements correspond to acquired rights for the passage of its operating assets, mainly energy transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time. The Ecopetrol Group also owns easements associated with rights-of-way for oil pipelines, which do have a finite useful life and generate amortization charges.

	Licenses
	and	Other	Concessions
	software	intangibles	and rights	Easements (1)	Total
Cost
Balance as of December 31, 2023	1,659	970	13,659	1,557	17,845
Acquisitions	530	—	322	14	866
Disposals	(153)	—	(15)	(3)	(171)
Foreign currency translation	39	(96)	2,055	69	2,067
Transfers/reclassifications	50	336	4	25	415
Balance as of December 31, 2024	2,125	1,210	16,025	1,662	21,022

Accumulated amortization and impairment losses
Balance as of December 31, 2023	(961)	(256)	(1,781)	(132)	(3,130)
Amortization	(263)	(15)	(568)	(7)	(853)
Losses for impairment	(3)	—	(43)	—	(46)
Disposals	70	—	7	1	78
Foreign currency translation	(25)	91	(713)	(3)	(650)
Transfers/reclassifications	(3)	2	—	(7)	(8)
Balance as of December 31, 2024	(1,185)	(178)	(3,098)	(148)	(4,609)

Net balance as of December 31, 2023	698	714	11,878	1,425	14,715
Net balance as of December 31, 2024	940	1,032	12,927	1,514	16,413
(1)

Easements correspond to acquired rights for the passage of its operating assets, mainly energy transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time. The Ecopetrol Group also owns easements associated with rights-of-way for oil pipelines, which do have a finite useful life and generate amortization charges.